Unaudited Condensed Consolidated Statements of Financial Position - GBP (£) £ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	£ 4,764	£ 4,753
Property, plant and equipment	1,098	1,189
Deferred tax asset	40	44
Total non-current assets	5,902	5,986
Current assets
Prepayments, accrued income and other receivables	4,813	4,628
Current income tax receivable	11,529	9,822
Cash and cash equivalents	78,625	87,356
Total current assets	94,967	101,806
Total assets	100,869	107,792
Capital and reserves
Share capital and share premium	143,135	142,937
Other reserves	67,470	66,887
Accumulated deficit	(119,146)	(110,594)
Total equity attributable to equity holders of the Company	91,459	99,230
Non-current liabilities
Provisions	46	46
Lease liabilities	296	367
Total non-current liabilities	342	413
Current liabilities
Trade payables	3,542	2,257
Payroll taxes and social security	159	177
Accrued expenditure	5,087	5,437
Lease liabilities	280	278
Total current liabilities	9,068	8,149
Total liabilities	9,410	8,562
Total equity and liabilities	£ 100,869	£ 107,792